Acquisitions And Divestitures Acquisition of Motorized Vehicle Division of FCI Purchase Price Allocation (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Oct. 27, 2012
Business Acquisition [Line Items]
Payments to Acquire Businesses, Net of Cash Acquired	$ 350	$ 10	$ 980
Goodwill	656	496	473
Motorized Vehicle Division [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Net of Cash Acquired				978
Property, plant and equipment				249
Intangible assets				278
Other assets purchased and liabilities assumed, net				(7)
Identifiable net assets acquired				520
Goodwill				458
Total purchase price allocation				$ 978